As filed with the Securities and Exchange
Commission on March 2, 2017

1933 Act File No. 333-126293
1940 Act File No. 811-21779

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒
PRE-EFFECTIVE AMENDMENT NO. ☐
POST-EFFECTIVE AMENDMENT NO. 185

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒
AMENDMENT NO. 187

(CHECK APPROPRIATE BOX OR BOXES)

JOHN HANCOCK FUNDS II
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE
(800) 225-5291

JOHN J. DANELLO, ESQ.
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

MARK P. GOSHKO, ESQ.

K&L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111-2950

TITLE OF SECURITIES BEING REGISTERED: Shares of beneficial interest ($0.00 par value) of the Registrant.

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☑	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to Class R6 shares of John Hancock Fundamental Global Franchise Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series or class of the Registrant.

TABLE OF CONTENTS

SIGNATURES

Exhibit Index

EX-101 INSTANCE DOCUMENT

EX-101 SCHEMA DOCUMENT

EX-101 CALCULATION LINKBASE DOCUMENT

EX-101 DEFINITION LINKBASE DOCUMENT

EX-101 LABELS LINKBASE DOCUMENT

EX-101 PRESENTATION LINKBASE DOCUMENT

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on this 2nd day of March, 2017.

JOHN HANCOCK FUNDS II

By:	/s/ Andrew G. Arnott
Name:	Andrew G. Arnott
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Andrew G. Arnott	President	March 2, 2017
Andrew G. Arnott

/s/ Charles A. Rizzo	Chief Financial Officer	March 2, 2017
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	March 2, 2017
Charles L. Bardelis

/s/ James R. Boyle *	Trustee	March 2, 2017
James R. Boyle

/s/ Craig Bromley *	Trustee	March 2, 2017
Craig Bromley

/s/ Peter S. Burgess *	Trustee	March 2, 2017
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	March 2, 2017
William H. Cunningham

/s/ Grace K. Fey *	Trustee	March 2, 2017
Grace K. Fey

/s/ Theron S. Hoffman *	Trustee	March 2, 2017
Theron S. Hoffman

/s/ Deborah C. Jackson *	Trustee	March 2, 2017
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	March 2, 2017
Hassell H. McClellan

/s/ James M. Oates *	Trustee	March 2, 2017
James M. Oates

/s/ Steven R. Pruchansky *	Trustee	March 2, 2017
Steven R. Pruchansky

/s/ Gregory A. Russo *	Trustee	March 2, 2017
Gregory A. Russo

/s/ Warren A. Thomson *	Trustee	March 2, 2017
Warren A. Thomson

*By:	/s/ Ariel Ayanna
Ariel Ayanna Attorney-in-fact

*Pursuant to Power of Attorney Previously filed with Post-Effective Amendment No. 177 to the Trust’s Registration Statement on December 13, 2016.

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document